Janus Henderson Multi-Sector Income Fund Investment Strategy - Class A C S I N T Shares [Member] - Janus Henderson Multi-Sector Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Bonds and other debt instruments are used by issuers to borrow money. The issuer usually pays interest at a fixed, variable, or floating rate, and must repay the amount borrowed, normally at the maturity of the security. Bonds and other debt instruments in which the Fund may invest include, but are not limited to, bank loans, commercial loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans, floating rate obligations, including collateralized loan obligations, floating rate senior secured syndicated bank loans, floating rate unsecured loans, and debt instruments that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A debt securities, and other floating rate bonds, loans, and notes. The Fund may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Fund’s investment sectors include, but are not limited to: (i) government notes and bonds; (ii) corporate bonds, including below investment grade debt instruments (also known as “junk” bonds); (iii) commercial loans; (iv) agency and non-agency commercial and residential mortgage-backed securities; (v) asset-backed securities; (vi) preferred stock; and (vii) emerging market debt. Portfolio management believes that by investing in multiple sectors that potentially have low correlation to each other, the Fund’s overall volatility may be reduced. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector will vary over time. The Fund may invest in U.S. and non-U.S. debt securities of varying maturities. The Fund’s investments in below investment grade debt securities are limited to 65% of its net assets, but under unusual circumstances, such as when new issue allocations are higher than expected, this limit may be exceeded on a temporary basis. The Fund may invest up to 50% of its total assets in the commercial loans sector. Normally, the Fund’s exposure to the commercial loans sector will be approximately 15% of the Fund’s total assets. Additionally, the Fund may invest its assets in derivatives. Derivative instruments have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, commodities, currencies, interest rates, or market indices. In particular, the Fund may use swaps, including interest rate, total return and credit-default swaps, and interest rate or bond futures. The Fund may use derivatives for various investment purposes including for hedging purposes, such as to manage portfolio risk or currency risk, to enhance returns, or manage duration. The Fund’s exposure to derivatives will vary. The Fund may engage in short sales of derivatives instruments. Portfolio management’s investment process is research-driven, incorporating “top-down” and “bottom-up” factors to identify and manage exposure to risks across sectors, industries, and individual investments. Portfolio management evaluates expected risk-adjusted returns on a portfolio and position level by analyzing fundamentals, valuations, and market technical indicators. This research encompasses both traditional fundamental analysis and data driven quantitative models and signals from such models. Portfolio management seeks to invest in issuers they believe have high income potential relative to other fixed-income instruments available at a given point in time, and may also consider the capital appreciation potential of certain investments.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.